IMPAIRMENT OF NON-CURRENT ASSET (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / Ounce
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss | $	$ 0	$ 125,200
Reversal of impairment loss | $
Bottom of range [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Estimate fair value of mineral resources per ounce		149
Top of range [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Estimate fair value of mineral resources per ounce		248
Jerritt Canyon [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Value of trading multiples of mineral resources per ounce		165